Share Capital and Reserve - Summary of Information of Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net income for the year	$ 13,817	$ 16,397
Basic weighted average number of shares	187,507,754	177,619,824
Basic earnings per share	$ 0.07	$ 0.09
Effect of dilutive stock options	2,732,900	2,397,114
Effect of dilutive warrants	4,318,675	8,154,232
Effect of dilutive restricted share rights	2,348,511	2,048,843
Diluted weighted average number of common shares	196,907,840	190,220,013
Diluted earnings per share	$ 0.07	$ 0.09